UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21344
                                                     ---------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
               (Exact name of registrant as specified in charter)
            ---------------------------------------------------------

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
            ---------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                         Date of fiscal year end: MAY 31
                                                  ------

                   Date of reporting period: FEBRUARY 29, 2008
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                                                RATINGS (b)                     STATED
   VALUE                           DESCRIPTION                           MOODY'S S&P       COUPON      MATURITY (c)       VALUE
------------   --------------------------------------------------    -----------------   ----------   -------------   -------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - 168.5%

               AEROSPACE & DEFENSE - 8.7%
$    500,000   BE Aerospace, Inc. ...............................      NR(e)     BBB     4.75%-6.76%     08/24/12     $     486,250
     793,278   DAE Aviation Holdings, Inc. ......................       B2       BB-     6.99%-8.75%     07/31/14           754,606
     644,414   GenCorp, Inc. ....................................       Ba2      BB      5.34%-5.38%     04/30/13           531,641
   1,042,492   ILC Industries, Inc. .............................      NR(e)     NR(e)      7.09%        02/24/12           906,968
   1,000,000   Mid-Western Aircraft
                  Systems, Inc. .................................       Ba3     BBB-        5.68%        12/31/11           940,000
     792,098   Robertson Aviation, LLC ..........................      NR(e)    NR(e)    6.13%-8.57%     04/19/13           780,216
     472,513   Safenet, Inc. ....................................       B1       B+         7.13%        04/12/14           376,829
   1,000,000   Vought Aircraft Industries, Inc. .................       Ba3      B          7.34%        12/22/11           916,667
   1,000,000   Wesco Aircraft Hardware Corp. ....................       B1       BB-        7.08%        09/29/13           934,167
                                                                                                                      -------------
                                                                                                                          6,627,344
                                                                                                                      -------------
               AGRICULTURAL PRODUCTS - 1.1%
     986,365   Dole Food Company, Inc. ..........................       Ba3      BB-     5.13%-7.13%     04/12/13           828,053
                                                                                                                      -------------
               AIRLINES - 0.6%
     500,000   Delta Air Lines, Inc. ............................       Ba2     NR(e)    5.11%-6.83%     04/30/12           425,000
                                                                                                                      -------------
               ALUMINUM - 1.1%
     684,063   Novelis Corp. ....................................       Ba2      BB         6.83%        07/06/14           597,187
     310,938   Novelis, Inc. ....................................       Ba2      BB         6.83%        07/06/14           271,448
                                                                                                                      -------------
                                                                                                                            868,635
                                                                                                                      -------------
               APPAREL RETAIL - 0.9%
     697,321   Hanesbrands, Inc. ................................       Ba2      BB      4.99%-5.02%     09/05/13           663,545
                                                                                                                      -------------
               APPLICATION SOFTWARE - 1.0%
     938,462   Verint Systems, Inc. .............................       NR       B+         6.24%        05/25/14           788,308
                                                                                                                      -------------
               ASSET MANAGEMENT & CUSTODY BANKS - 1.7%
     464,910   Gartmore Investment
                  Management ....................................       Ba3      BB+        5.64%        05/11/14           395,173
   1,000,000   Nuveen Investments, Inc. .........................       Ba3      BB-     6.13%-7.86%     11/13/14           924,375
                                                                                                                      -------------
                                                                                                                          1,319,548
                                                                                                                      -------------
               AUTOMOBILE MANUFACTURERS - 2.3%
     500,000   Ford Motor Co. ...................................       Ba3      B+         8.00%        12/15/13           427,361
   1,492,481   General Motors Corp. .............................       Ba3      BB-        7.06%        11/29/13         1,307,164
                                                                                                                      -------------
                                                                                                                          1,734,525
                                                                                                                      -------------
               AUTOMOTIVE RETAIL - 1.2%
     990,025   KAR Holdings, Inc. ...............................       Ba3      B+         7.08%        10/18/13           884,587
                                                                                                                      -------------


                 See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                                               RATINGS (b)                      STATED
   VALUE                           DESCRIPTION                          MOODY'S S&P      COUPON        MATURITY (c)       VALUE
------------   --------------------------------------------------    ---------------  -------------   -------------   -------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               BROADCASTING & CABLE TV - 19.6%
$  3,000,000   Charter Communications
                  Operating, LLC ................................      B1       B+        5.26%          03/06/14     $   2,633,571
   1,000,000   Citadel Broadcasting Corp. .......................      Ba3      BB-     4.75%-6.46%      06/12/14           748,750
   1,965,000   CSC Holdings, Inc. ...............................      Ba1      BB+       6.90%          03/29/13         1,813,858
     995,000   Cumulus Media, Inc. ..............................      Ba3      B      4.87%-4.89%       06/07/14           798,488
     500,000   DIRECTV Holdings, LLC ............................     Baa3     BBB-       4.62%          04/13/13           478,985
   1,500,000   Gray Television, Inc. ............................      B1       B+        6.21%          12/31/14         1,273,125
     987,501   PanAmSat Corp. ...................................      B1       BB        5.64%          02/03/13           896,979
     500,000   Raycom Media, Inc. ...............................      NR       NR        4.63%          06/25/14           460,000
     498,750   Sirius Satellite Radio, Inc. .....................      B1       B         5.38%          12/20/12           425,184
   1,991,247   Tribune Co. ......................................      B2       BB-       7.91%          05/17/14         1,451,619
     500,000   Univision Communications, Inc. (f) ...............      B3      CCC+       5.63%          03/29/09           478,125
   1,932,886   Univision Communications, Inc. ...................      Ba3      B+     5.38%-5.49%       09/29/14         1,617,306
      67,114   Univision Communications, Inc. (g) ...............      Ba3      B+      1.00% (i)        09/29/14            56,156
   2,000,000   UPC Distribution Holding B.V. ....................      Ba3      B+        5.01%          12/31/14         1,748,750
                                                                                                                      -------------
                                                                                                                         14,880,896
                                                                                                                      -------------
               CASINOS & GAMING - 12.7%
     274,213   Cannery Casino Resorts, LLC ......................      B2       BB        5.32%          05/18/13           254,332
     224,409   Cannery Casino Resorts, LLC (g) ..................      B2       BB    2.25%(i)-7.40%     05/18/13           208,140
     497,450   CCM Merger, Inc. .................................      Ba3      BB-      5.08%-7.15%     10/21/12           430,294
     318,182   Golden Nugget, Inc. ..............................      B1       BB-      5.12%-5.13%     06/14/14           273,636
     181,818   Golden Nugget, Inc. (g) ..........................      B1       BB-      1.75% (i)       06/30/14           156,364
     495,000   Greenwood Racing, Inc. ...........................      B2       BB-       5.38%          11/28/11           452,925
     250,000   Herbst Gaming, Inc. ..............................      B1       B-      9.22%-9.64%      12/02/11           195,312
     497,941   Isle of Capri Casinos, Inc. ......................      Ba3      BB+      4.88%-6.58%     11/30/13           425,739
   2,388,000   Las Vegas Sands, LLC .............................      Ba3      BB        6.58%          05/23/14         2,120,843
     600,000   Las Vegas Sands, LLC (g) .........................      Ba3      BB        0.75% (i)      05/23/14           532,875
     957,816   Penn National Gaming, Inc. .......................      Ba2     BBB-      4.88%-6.60%     10/03/12           907,314
     974,615   Seminole Tribe of Florida ........................     NR(e)    NR(e)     4.57%-6.69%     03/05/14           918,574
   1,000,000   VML US Finance, LLC ..............................      B1       BB-       7.08%          05/25/13           903,409
     535,714   WIMAR LANDCO, LLC ................................      B3       B-        5.37%          07/03/08           507,589
   1,411,314   WIMAR OPCO, LLC ..................................      B2       B-        9.25%          01/03/12         1,381,127
                                                                                                                      -------------
                                                                                                                          9,668,473
                                                                                                                      -------------
               COMPUTER HARDWARE - 1.7%
   1,493,169   Activant Solutions Holdings, Inc. ................      B1       B+       6.75%-7.50%     05/02/13         1,261,728
                                                                                                                      -------------
               DISTILLERS & VINTNERS - 1.9%
   1,500,000   Constellation Brands, Inc. .......................      Ba3      BB-      6.44%-6.69%     06/05/13         1,429,554
                                                                                                                      -------------
               DIVERSIFIED CHEMICALS - 2.9%
     196,364   Brenntag Holding GmbH &
                  Company KG ....................................      B1       B+        5.79%          01/18/14           169,609
     803,636   Brenntag Holding GmbH &
                  Company KG ....................................      B1       B+        5.79%          12/23/13           694,141
   1,455,476   Huntsman International, LLC ......................      Ba1     BB+        4.88%          04/19/14         1,380,276
                                                                                                                      -------------
                                                                                                                          2,244,026
                                                                                                                      -------------


Page 2           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                                               RATINGS (b)                      STATED
   VALUE                           DESCRIPTION                          MOODY'S S&P      COUPON        MATURITY (c)       VALUE
------------   --------------------------------------------------    ---------------  -------------   -------------   -------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 6.3%
$  1,523,256   Affinion Group, Inc. .............................      Ba2      BB     5.57%-5.61%       10/17/12     $   1,391,240
   1,492,500   Clarke American Corp. ............................      B1       BB-       7.33%          04/04/14         1,212,034
     498,750   First Data Corp. .................................      Ba3      BB-     7.58%-7.63%      09/24/14           452,338
     978,933   Itron, Inc. ......................................      Ba3      B+     5.13%-6.83%       04/18/14           900,618
     490,977   N.E.W. Holdings I, LLC ...........................     NR(e)   NR(e)    5.59%-7.65%       05/22/14           392,782
     527,792   Open Solutions, Inc. .............................      Ba3      BB-       5.85%          01/23/14           443,345
                                                                                                                      -------------
                                                                                                                          4,792,357
                                                                                                                      -------------
               DIVERSIFIED METALS & MINING - 1.2%
     932,500   Alpha Natural Resources, LLC .....................      B1       BB-       6.59%          10/26/12           885,875
                                                                                                                      -------------
               EDUCATION SERVICES - 0.6%
     477,917   PRO-QUEST-CSA, LLC ...............................      Ba3      BB-     5.69%-7.35%      02/09/14           450,436
                                                                                                                      -------------
               ELECTRIC UTILITIES - 8.3%
   1,493,737   Calpine Corp. ....................................      B2       B+     6.15%-7.71%       03/29/14         1,326,626
     994,974   Covanta Energy Corp. .............................      Ba2      BB     4.63%-7.06%       02/09/14           917,035
     792,576   Mirant North America, LLC ........................      Ba2      BB        4.87%          01/03/13           744,691
   1,854,235   NRG Energy, Inc. .................................      Ba1      BB     6.48%-6.58%       02/01/13         1,702,946
   1,002,623   Riverside Energy Center, LLC .....................      Ba3      B         7.49%          06/24/11           978,811
     627,963   Rocky Mountain Energy
                  Center, LLC ...................................      Ba3      B      7.49%-7.59%       06/24/11           613,049
                                                                                                                      -------------
                                                                                                                          6,283,158
                                                                                                                      -------------
               ENVIRONMENTAL & FACILITIES SERVICES - 0.9%
     769,771   EnergySolutions, LLC .............................    NR(e)    NR(e)    5.37%-7.10%       06/07/13           704,340
                                                                                                                      -------------
               FOOD DISTRIBUTORS - 1.6%
     859,167   Birds Eye Foods, Inc. ............................    NR(e)    NR(e)       6.58%          03/22/13           749,623
     496,250   Dean Foods Co. ...................................      B1       BB        6.58%          04/02/14           452,595
                                                                                                                      -------------
                                                                                                                          1,202,218
                                                                                                                      -------------
               FOOD RETAIL - 1.2%
     984,962   SUPERVALU, Inc. ..................................      Ba3      BB-        4.64%         06/02/12           926,138
                                                                                                                      -------------
               FOREST PRODUCTS - 4.1%
   1,430,000   Georgia-Pacific Corp. ............................      Ba2      BB+     6.58%-6.90%      12/29/12         1,315,839
   1,964,925   Georgia-Pacific Corp. ............................      Ba2      BB+     4.84%-6.90%      12/20/12         1,808,059
                                                                                                                      -------------
                                                                                                                          3,123,898
                                                                                                                      -------------
               HEALTH CARE FACILITIES - 5.2%
   1,487,487   HCA, Inc. ........................................      Ba3      BB        7.08%          11/17/13         1,367,095
     974,318   Health Management
                  Associates, Inc. ..............................      Ba2      BB-       6.58%          02/28/14           837,305
     984,810   Select Medical Corp. .............................      Ba2      BB-     5.02%-7.00%      02/24/12           885,098
     832,419   USP Domestic Holdings, Inc. ......................      Ba3      B         5.49%          04/19/14           740,853
     161,290   USP Domestic Holdings, Inc. (g) ..................      Ba3      B    1.75%(i)-6.79%      04/19/14           143,548
                                                                                                                      -------------
                                                                                                                          3,973,899
                                                                                                                      -------------


                 See Notes to Quarterly Portfolio of Investments          Page 3

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                                            RATINGS (b)                         STATED
   VALUE                           DESCRIPTION                        MOODY'S S&P         COUPON       MATURITY (c)       VALUE
------------   --------------------------------------------------   ---------------   --------------   ------------   -------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               HEALTH CARE SERVICES - 9.9%
$  2,767,981   CHS/ Community Health
                  Systems, Inc. .................................     Ba3       BB         5.34%          07/25/14    $   2,529,013
     139,211   CHS/ Community Health
                  Systems, Inc. (g) .............................     Ba3       BB       0.75% (i)        07/25/14          127,193
   2,500,000   DaVita, Inc. .....................................     Ba1       BB+     4.57%-6.23%       10/05/12        2,336,458
     901,786   Fresenius Medical Care AG ........................     Ba1      BBB-     4.46%-6.32%       03/31/13          846,390
     495,000   Healthways, Inc. .................................     Ba2       BB+        6.33%          12/01/13          469,013
     491,250   Quintiles Transnational Corp. ....................      B1       BB         6.83%          03/31/13          456,863
     910,964   US Oncology Holdings, Inc. .......................     Ba2       BB-     5.99%-7.58%       08/20/11          790,261
                                                                                                                      -------------
                                                                                                                          7,555,191
                                                                                                                      -------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.4%
   1,000,000   Dynegy Holdings, Inc. ............................     Ba1       BB-        4.76%          04/12/13          896,000
     997,500   Texas Competitive Electric
                  Holdings Company, LLC .........................     Ba3       B+      6.48%-6.60%       10/10/14          909,803
                                                                                                                      -------------
                                                                                                                          1,805,803
                                                                                                                      -------------
               INDUSTRIAL MACHINERY - 0.4%
     497,500   Edwards (Cayman Islands II) Ltd. .................      B1       BB         5.09%          05/31/14          323,375
                                                                                                                      -------------
               INSURANCE BROKERS - 0.6%
     406,454   Hub International Holdings, Inc. .................      B2       B+         7.33%          06/13/14          349,551
      91,253   Hub International Holdings, Inc. (g) .............      B2       B+    1.63%(i)-7.34%      06/13/14           78,478
                                                                                                                      -------------
                                                                                                                            428,029
                                                                                                                      -------------
               INTEGRATED TELECOMMUNICATION SERVICES - 1.2%
     921,260   Telesat Canada ...................................      B1       BB-     6.13%-7.84%       10/31/14          846,983
      78,740   Telesat Canada (g) ...............................      B1       BB-   1.50%(i)-8.00%      10/31/14           72,392
                                                                                                                      -------------
                                                                                                                            919,375
                                                                                                                      -------------
               INTERNET RETAIL - 0.5%
     485,904   Sabre Holdings Corp. .............................      B1       B+         5.24%          09/30/14          402,969
                                                                                                                      -------------
               INTERNET SOFTWARE & SERVICES - 1.2%
     975,150   SunGard Data Systems, Inc. .......................     Ba3       BB         5.13%          02/28/14          898,154
                                                                                                                      -------------
               INVESTMENT BANKING & BROKERAGE - 1.6%
   1,267,197   Ameritrade Holding Corp. .........................     Ba1       BB         4.62%          12/31/12        1,183,421
                                                                                                                      -------------
               IT CONSULTING & OTHER SERVICES - 4.9%
     506,632   Alion Science and
                  Technology Corp. ..............................     Ba3       BB-        7.33%          02/06/13          420,505
     498,705   CACI International, Inc. .........................     Ba1       NR      4.62%-6.65%       05/03/11          478,756
   1,736,868   DynCorp International, LLC .......................     Ba2       BB         6.88%          06/28/12        1,589,234
   1,481,287   West Corp. .......................................      B1       BB-     5.47%-6.09%       10/24/13        1,256,502
                                                                                                                      -------------
                                                                                                                          3,744,997
                                                                                                                      -------------


Page 4           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                                            RATINGS (b)                         STATED
   VALUE                           DESCRIPTION                        MOODY'S S&P         COUPON       MATURITY (c)       VALUE
------------   --------------------------------------------------   ---------------   --------------   ------------   -------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               LEISURE FACILITIES - 3.5%
$    985,000   Cedar Fair, L.P. .................................     Ba3       BB         5.12%          08/30/12    $     913,588
     987,437   London Area and Waterfront
                  Finance, LLC ..................................    NR(e)    NR(e)        7.63%          03/08/12          888,693
   1,049,725   Six Flags, Inc. ..................................      B1       B       5.33%-5.39%       04/30/15          885,705
                                                                                                                      -------------
                                                                                                                          2,687,986
                                                                                                                      -------------
               LIFE & HEALTH INSURANCE - 1.1%
     493,754   Conseco, Inc. ....................................     Ba3       B+         5.12%          10/10/13          402,410
     473,092   Multiplan Merger Corp. ...........................      B1       B+         5.62%          04/12/13          426,522
                                                                                                                      -------------
                                                                                                                            828,932
                                                                                                                      -------------
               MOVIES & ENTERTAINMENT - 5.5%
     831,139   Deluxe Entertainment Services
                  Group, Inc. ...................................      B1       B          7.08%          05/11/13          698,156
   1,493,747   Discovery Communications
                  Holding, LLC ..................................    NR(e)    NR(e)        6.83%          05/14/14        1,367,525
     500,000   National CineMedia, LLC ..........................      B1       B+         6.87%          02/13/15          426,408
   1,919,918   WMG Acquisition Corp. ............................     Ba3      BB-      5.09%-5.89%       03/01/11        1,724,725
                                                                                                                      -------------
                                                                                                                          4,216,814
                                                                                                                      -------------
               MULTI-UTILITIES - 0.6%
     500,000   KGEN, LLC ........................................     Ba3       BB         6.63%          02/08/14          431,250
                                                                                                                      -------------
               OFFICE SERVICES & SUPPLIES - 1.1%
     950,265   Emdeon Business Services, LLC ....................      B1      BB-         6.83%          11/16/13          867,117
                                                                                                                      -------------
               OIL & GAS EQUIPMENT & SERVICES - 2.6%
     995,000   Hercules Offshore, Inc. ..........................     Ba3       BB         6.58%          07/11/13          965,150
   1,078,088   Targa Resources, Inc. ............................     Ba3       B+      6.83%-6.91%       10/31/12        1,004,778
                                                                                                                      -------------
                                                                                                                          1,969,928
                                                                                                                      -------------
               OIL & GAS EXPLORATION & PRODUCTION - 2.8%
   1,398,398   ATP Oil & Gas Corp. ..............................      NR       NR      6.45%-8.33%       04/14/10        1,298,762
     853,738   Plains Resources, Inc. ...........................     Ba2       BB         4.63%          08/12/11          800,379
                                                                                                                      -------------
                                                                                                                          2,099,141
                                                                                                                      -------------
               OIL & GAS REFINING, MARKETING & TRANSPORTATION - 3.0%
     750,000   Calumet Lubricants Company, L.P. .................      B1      BB-      7.07%-8.55%       01/03/15          705,000
   1,150,000   Energy Transfer Equity, L.P. .....................     Ba2       NR         4.88%          02/08/12        1,073,333
     500,000   Enterprise GP Holdings, L.P. .....................     Ba2      BB-      5.44%-6.79%       11/08/14          482,500
                                                                                                                      -------------
                                                                                                                          2,260,833
                                                                                                                      -------------
               PACKAGED FOODS & MEATS - 0.9%
     722,257   THL Food Products Co. ............................     Ba3      BB-      6.85%-6.91%       11/21/10          695,172
                                                                                                                      -------------
               PAPER PACKAGING - 2.3%
   1,962,157   Graphic Packaging
                  International, Inc. ...........................     Ba2      BB-      5.33%-6.73%       05/16/14        1,756,403
                                                                                                                      -------------


                 See Notes to Quarterly Portfolio of Investments          Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                                            RATINGS (b)                         STATED
   VALUE                           DESCRIPTION                        MOODY'S S&P         COUPON       MATURITY (c)       VALUE
------------   --------------------------------------------------   ---------------   --------------   ------------   -------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               PAPER PRODUCTS - 2.4%
$    758,798   Appleton Papers, Inc. ............................     Ba2      BB+      4.88%-6.58%       06/05/14    $     678,650
   1,205,625   Domtar Corp. .....................................     Ba1      BB+         4.49%          03/07/14        1,121,231
                                                                                                                      -------------
                                                                                                                          1,799,881
                                                                                                                      -------------
               PHARMACEUTICALS - 3.8%
   1,990,000   Cardinal Health 409, Inc. ........................     Ba3      BB-         7.08%          04/10/14        1,641,750
     966,667   Graceway Pharmaceuticals, LLC ....................     Ba3      BB          7.58%          05/03/12          836,167
     495,001   Stiefel Laboratories, Inc. .......................      B1      BB-         6.69%          12/28/13          454,162
                                                                                                                      -------------
                                                                                                                          2,932,079
                                                                                                                      -------------
               PUBLISHING - 6.5%
   1,098,144   Dex Media West, Inc. .............................     Ba1      BB+      4.58%-6.65%       03/09/10        1,039,707
     500,000   GateHouse Media, Inc. ............................      B1      BB-      5.09%-6.45%       08/28/14          354,000
   1,980,000   Idearc, Inc. .....................................     Ba2     BBB-         6.83%          11/17/14        1,628,962
     559,845   Media News Group, Inc. ...........................     Ba3       B          6.58%          12/30/10          439,478
     680,655   RH Donnelley, Inc. ...............................     Ba1      BB+      4.59%-6.66%       06/30/11          626,864
     473,750   Wenner Media, LLC ................................    NR(e)    NR(e)        6.59%          10/02/13          421,638
     500,000   Yell Group, PLC ..................................     Ba3      BB-         5.12%          10/27/12          437,143
                                                                                                                      -------------
                                                                                                                          4,947,792
                                                                                                                      -------------
               RAILROADS - 0.6%
     500,000   Railamerica Transportation Corp. .................      NR      NR          5.32%          08/14/08          467,500
                                                                                                                      -------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.2%
     440,000   LNR Property Corp. ...............................      B2      BB          6.36%          07/12/09          352,000
     440,000   LNR Property Corp. ...............................      B2      BB          6.36%          07/12/11          358,600
     494,962   Mattamy Funding Partnership ......................    NR(e)    NR(e)        5.38%          04/11/13          450,416
     553,535   Shea Capital I, LLC ..............................    NR(e)    NR(e)     6.00%-6.83%       10/27/11          426,222
   1,000,000   Tishman Speyer Real Estate D.C.
                  Area Portfolio, L.P. ..........................     Ba2      BB-         4.92%          12/27/12          840,000
                                                                                                                      -------------
                                                                                                                          2,427,238
                                                                                                                      -------------
               RETAIL REIT'S - 3.7%
     930,263   Capital Automotive, L.P. .........................     Ba1      BB+         5.02%          12/16/10          862,948
   2,000,000   Macerich Partnership (The), L.P. .................    NR(e)    NR(e)        4.81%          04/26/10        1,920,000
                                                                                                                      -------------
                                                                                                                          2,782,948
                                                                                                                      -------------
               SEMICONDUCTORS - 1.6%
   1,485,000   Freescale Semiconductors, Inc. ...................     Ba1      BB          5.01%          12/01/13        1,257,424
                                                                                                                      -------------
               SPECIALIZED CONSUMER SERVICES - 2.8%
     997,476   Nielsen Finance, LLC .............................     Ba3      B+          5.35%          08/09/13          878,610
   1,322,678   RMK Acquisition Corp. ............................     Ba3      BB       6.71%-7.07%       01/26/14        1,223,928
                                                                                                                      -------------
                                                                                                                          2,102,538
                                                                                                                      -------------
               SPECIALIZED FINANCE - 1.5%
     500,000   J.G. Wentworth, LLC ..............................      B2      B+          7.09%          04/04/14          332,500
     975,000   Peach Holdings, Inc. .............................      B2       B       7.34%-9.08%       11/21/13          780,000
                                                                                                                      -------------
                                                                                                                          1,112,500
                                                                                                                      -------------


Page 6           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                                            RATINGS (b)                          STATED
   VALUE                           DESCRIPTION                        MOODY'S S&P          COUPON       MATURITY (c)       VALUE
------------   --------------------------------------------------   ----------------   --------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) - (CONTINUED)

               SPECIALTY CHEMICALS - 1.2%
$    992,500   Celanese Holdings, LLC ...........................     Ba3      BB+         6.48%          04/02/14     $    925,782
                                                                                                                       ------------
               SPECIALTY STORES - 0.5%
     461,635   Yankee Candle Company
                  (The), Inc. ...................................     Ba3      BB-      5.13%-6.86%       02/06/14          406,008
                                                                                                                       ------------
               TECHNOLOGY DISTRIBUTORS - 1.0%
     990,000   H3C Holdings, Ltd. ...............................     Ba2      BB          8.14%          09/28/12          792,000
                                                                                                                       ------------
               TRUCKING - 2.3%
   1,681,970   Hertz (The) Corp. ................................     Ba1      BB+      4.64%-6.50%       12/21/12        1,555,401
     264,952   Swift Transportation .............................     B1        B+         6.50%          05/10/14          204,344
                                                                                                                       ------------
                                                                                                                          1,759,745
                                                                                                                       ------------
               WIRELESS TELECOMMUNICATION SERVICES - 4.5%
     500,000   Asurion Corp. ....................................    NR(e)    NR(e)        6.10%          07/03/14          423,000
     498,750   Clearwire Corp. ..................................     NR       NR       8.97%-11.15%      07/03/12          430,172
     992,500   Crown Castle Operating Co. .......................     Ba3      BB+         6.33%          01/09/14          896,440
   1,000,000   Intelsat (Bermuda), Ltd. (h) .....................     B3        B          5.64%          02/01/14          988,333
     696,500   Windstream Corp. .................................    Baa3      BBB         5.50%          07/17/13          664,505
                                                                                                                       ------------
                                                                                                                          3,402,450
                                                                                                                       ------------
               TOTAL SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) ..................................................    128,157,316
               (Cost $142,623,943)                                                                                     ------------

SENIOR FLOATING-RATE NOTES - 0.9%

               BROADCASTING & CABLE TV - 0.3%
     250,000   Paxson Communications Corp. (j) ..................     B1       CCC+         7.51%         01/15/12          207,500
                                                                                                                       ------------
               ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
     325,000   NXP B.V. .........................................     Ba3      BB+          7.01%         10/15/13          262,438
                                                                                                                       ------------
               LEISURE FACILITIES - 0.3%
     250,000   HRP Myrtle Beach (j) .............................     B2       B+           9.89%         04/01/12          217,500
                                                                                                                       ------------
               TOTAL SENIOR FLOATING-RATE NOTES ....................................................................        687,438
               (Cost $826,125)                                                                                         ------------

NOTES - 0.0%

               HOMEBUILDING - 0.0%
     145,455   TOUSA, Inc. PIK (j) (k) ..........................     NR       NR           1.00%         07/01/15           11,636
                                                                                                                       ------------
               TOTAL NOTES .........................................................................................         11,636
               (Cost $90,673)                                                                                          ------------


                 See Notes to Quarterly Portfolio of Investments          Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

   SHARES                                                     DESCRIPTION                                                  VALUE
------------   -----------------------------------------------------------------------------------------------------   ------------
PREFERRED STOCKS - 0.0%

               HOMEBUILDING - 0.0%
         855   TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred Stock) (j) ........................   $          0
                                                                                                                       ------------
               TOTAL PREFERRED STOCKS ..............................................................................              0
               (Cost $512,727)                                                                                         ------------

CLOSED-END FUNDS - 0.3%

               ASSET MANAGEMENT & CUSTODY BANKS - 0.3%
      38,000   ING Prime Rate Trust ................................................................................        212,800
                                                                                                                       ------------
               TOTAL CLOSED-END FUNDS ..............................................................................        212,800
               (Cost $235,908)                                                                                         ------------

  PRINCIPAL                                                                                                STATED
    VALUE                                  DESCRIPTION                                      COUPON        MATURITY         VALUE
------------   -------------------------------------------------------------------     --------------   ------------   ------------
SHORT-TERM INVESTMENTS - 6.6%

               COMMERCIAL PAPER - 6.6%
$  5,000,000   Elysian Funding, LLC ..............................................           3.00%        03/03/08        4,999,028
                                                                                                                       ------------
               TOTAL SHORT-TERM INVESTMENTS ........................................................................      4,999,028
               (Cost $4,999,028)                                                                                       ------------

               TOTAL INVESTMENTS - 176.3% ..........................................................................    134,068,218
               (Cost $149,288,404) (l)

               NET OTHER ASSETS AND LIABILITIES - (1.3)% ...........................................................     (1,026,100)
               MONEY MARKET CUMULATIVE PREFERRED(R) SHARES, AT LIQUIDATION VALUE - (75.0)% .........................    (57,000,000)
                                                                                                                       ------------
               NET ASSETS APPLICABLE TO COMMON SHARES - 100.0% .....................................................   $ 76,042,118
                                                                                                                       ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.

(b) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(d) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.

(e) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(f)   This issue is secured by a second lien on the issuer's assets.

(g)   Delayed Draw Loan (See Note 1E).

(h)   This issue is unsecured.

(i)   Represents commitment fee rate on delayed draw loans.


Page 8           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

(j) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note 1F).

(k) This security is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum will be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) in a combination of (i) and (ii). Interest is paid semi-annually and the first interest payment date was January 15, 2008.

(l)   Aggregate cost for federal income tax and financial reporting purposes.

NR    Not rated

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING

The Fund maintains $1,500,000 in cash or cash equivalents for the following credit default swap contracts outstanding as of February 29, 2008 (See Note 1B):

                                                                                                UNREALIZED
   REFERENCE       BUY/SELL                         NOTIONAL     (PAY)/RECEIVE   EXPIRATION    APPRECIATION/
     ENTITY       PROTECTION     COUNTERPARTY        AMOUNT        FIXED RATE       DATE      (DEPRECIATION)
---------------   ----------   ---------------   -------------   -------------   ----------   --------------
B&G Foods, Inc.      Sell      Lehman Brothers   $     750,000       1.27%       06/20/2012     $ (32,758)
 Dresser, Inc.       Sell      Lehman Brothers         750,000       1.65%       06/20/2012       (32,078)
                                                 -------------                                  ---------
                                                 $   1,500,000                                  $ (64,836)
                                                 =============                                  =========


                 See Notes to Quarterly Portfolio of Investments          Page 9

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          FEBRUARY 29, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Four Corners Senior Floating Rate Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Total Assets (the value of securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received), and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended ("1940 Act").

The Senior Floating-Rate Term Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. CREDIT DEFAULT SWAPS:

The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap contract is an agreement between two parties to exchange the credit risk of an issuer. The Fund may be either the buyer or seller in a credit default swap transaction. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on the underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. In exchange, the seller receives the par value of securities of the reference obligor. An event of default may be a grace period extension, obligation acceleration, repudiation/moratorium, or restructuring.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          FEBRUARY 29, 2008 (UNAUDITED)

If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the "buyer") will receive the full notional value, or "par value" of the reference obligation. Buying a credit default swap contract involves the risk that the contract may expire worthless and the credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of default. If the Fund is a seller and no event of default occurs, the Fund will have received a periodic stream of payments over the term of the contract and paid nothing of monetary value. However, if an event of default occurs, the Fund (if the seller) must pay the buyer the full notional value, or "par value," of the reference obligation. In exchange, the Fund receives the par value of securities of the reference obligor. Selling a credit default swap contract involves greater risks than if the Fund had invested in the reference obligation directly. The Fund will segregate assets in the form of cash and/or cash equivalents in an amount equal to the aggregate market value of the credit default swap contracts of which it is a seller. Additionally, the Fund maintains liquid assets for the full notional amount of the credit default swap contracts of which it is a seller. The Fund may enter into such transactions with counterparties rated A- or higher.

Credit default swap contracts are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received.

C. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

D. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At February 29, 2008, the Fund had no when-issued or delayed-delivery purchase commitments.

E. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed-draw loan commitments of approximately $1,375,145 as of February 29, 2008. The Fund is obligated to fund these loan commitments at the borrower's discretion.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          FEBRUARY 29, 2008 (UNAUDITED)

F. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund had restricted securities at February 29, 2008 as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                           % OF
                                                                                                        NET ASSETS
                                                               CARRYING                                 APPLICABLE
                                  ACQUISITION     PRINCIPAL      VALUE                                  TO COMMON
SECURITY                             DATE       VALUE/SHARES   PER SHARE   CARRYING COST      VALUE       SHARES
------------------------------------------------------------------------------------------------------------------
HRP Myrtle Beach                    03/23/06     $  250,000    $   87.00    $   250,000    $  217,500     0.29%
Paxson Communications Corp.         12/19/05        250,000        83.00        250,000       207,500     0.27%
TOUSA, Inc.- Notes                  07/31/07        145,455         8.00         90,673        11,636     0.02%
TOUSA, Inc.- Preferred Stock        07/31/07            855         0.00        512,727             0     0.00%
                                                                            -----------    ----------     ----
                                                                            $ 1,103,400    $  436,636     0.58%
                                                                            ===========    ==========     ====

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of February 29, 2008, the aggregate gross unrealized appreciation of all securities in which there was an excess of value over tax cost was $43,829 and the aggregate gross unrealized depreciation of all securities in which there was an excess of tax cost over value was $15,264,015.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                       APRIL 21, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                       APRIL 21, 2008
    ----------------------------------------------------------------------------



By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                       APRIL 21, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.


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